Goodwill and Other Intangible Assets	12 Months Ended
Apr. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

NOTE 6	GOODWILL AND OTHER INTANGIBLE ASSETS

During 2014, we adopted FASB ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 simplifies the guidance for testing impairment of indefinite-lived intangible assets by allowing the option to perform a qualitative test to assess the likelihood that the estimated fair value is less than the carrying amount. We did not elect to perform a qualitative test, therefore, the adoption of ASU 2012-02 did not change the process for our February 1, 2014, annual impairment test and did not impact the financial statements or related disclosure.

A summary of changes in goodwill during the years ended April 30, 2014 and 2013, by reportable segment is as follows:

	U.S. Retail Coffee	U.S. Retail Consumer Foods	International, Foodservice, and Natural Foods	Total
Balance at May 1, 2012	$1,720.3	$1,035.2	$299.1	$3,054.6
Other	—	(0.6)	(1.1)	(1.7)

Balance at April 30, 2013	$1,720.3	$1,034.6	$298.0	$3,052.9
Acquisitions	22.8	—	29.3	52.1
Other	—	(2.4)	(4.4)	(6.8)

Balance at April 30, 2014	$1,743.1	$1,032.2	$322.9	$3,098.2

The other amounts represent foreign currency exchange for the years ended April 30, 2014 and 2013.

Other intangible assets and related accumulated amortization and impairment charges are as follows:

	April 30, 2014			April 30, 2013
	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,436.2	$392.6	$1,043.6	$1,415.1	$314.8	$1,100.3
Patents and technology	164.5	61.9	102.6	158.8	49.3	109.5
Trademarks	70.0	36.5	33.5	62.5	26.9	35.6

Total intangible assets subject to amortization	$1,670.7	$491.0	$1,179.7	$1,636.4	$391.0	$1,245.4

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,858.9	$14.3	$1,844.6	$1,855.6	$11.6	$1,844.0

Total other intangible assets	$3,529.6	$505.3	$3,024.3	$3,492.0	$402.6	$3,089.4

Amortization expense for finite-lived intangible assets was $98.7, $96.6, and $87.7 in 2014, 2013, and 2012, respectively. The weighted-average useful lives of the customer and contractual relationships, patents and technology, and trademarks are 19 years, 14 years, and 10 years, respectively. The weighted-average useful life of the total finite-lived intangible assets is 18 years. Based on the amount of intangible assets subject to amortization at April 30, 2014, the estimated amortization expense is $99.5 for 2015, $99.6 for 2016, $98.9 for 2017, $96.5 for 2018, and $94.9 for 2019.

We review goodwill and other indefinite-lived intangible assets at least annually for impairment. The annual impairment review was performed as of February 1, 2014. Goodwill impairment is tested at the reporting unit level. We have six reporting units. No goodwill or other indefinite-lived intangible asset impairment was recognized as a result of the annual evaluation performed as of February 1, 2014. The estimated fair value of each reporting unit and other indefinite-lived intangible asset was substantially in excess of its carrying value as of the annual test date, with the exception of the Crisco trademark. The estimated fair value of the Crisco trademark decreased approximately $7.0, or 4 percent, from 2013 to 2014. We anticipate modest long-term growth for the Crisco business due to the competitive landscape of the category and assumed a long-term growth rate of 2.5 percent for the 2014 impairment test. A sensitivity analysis was performed on the Crisco trademark assuming a hypothetical 50-basis-point increase in the discount rate and a 50-basis-point decrease in the expected long-term growth rate and yielded an estimated fair value slightly below carrying value. The Crisco trademark represents less than 10 percent of total other indefinite-lived intangible assets.

Nonrecurring fair value adjustments of $4.6 were recognized related to the impairment of certain intangible assets in 2012. The impairment recognized was related to a finite-lived trademark upon evaluation of the historical performance and future growth of this regional canned milk brand.